RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 17.36%(a)
79,732	Ares Dynamic Credit Allocation Fund, Inc.	$860,308
67,208	BlackRock Floating Rate Income Trust	659,310
66,589	BlackRock Multi-Sector Income Trust	803,729
221,760	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,337,351
174,586	Eaton Vance Limited Duration Income Fund	1,845,374
148,640	First Trust Senior Floating Rate Income Fund II	1,413,566
321,314	Highland Income Fund	2,740,808
307,596	Invesco Dynamic Credit Opportunities Fund	2,454,617
93,167	Invesco High Income Trust II	997,819
307,015	Invesco Senior Income Trust	988,588
40,525	Invesco Trust for Investment Grade Municipals	489,947
176,211	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	918,059
211,507	NexPoint Credit Strategies Fund	1,747,048
323,830	Nuveen Credit Strategies Income Fund	1,836,116
122,054	Nuveen Dividend Advantage Municipal Fund 3	1,717,300
200,500	PGIM Global High Yield Fund, Inc.	2,217,530
149,243	PGIM High Yield Bond Fund, Inc.	1,728,234
253,693	PIMCO Energy & Tactical Credit Opportunities Fund	1,362,331
82,627	Western Asset Emerging Markets Debt Fund, Inc.	870,062
248,458	Western Asset Global High Income Fund, Inc.	1,858,466
435,712	Western Asset High Income Opportunity Fund, Inc.	1,834,348
46,990	Western Asset High Yield Defined Opportunity Fund, Inc.	579,387

TOTAL CLOSED-END FUNDS
(Cost $44,209,627)		32,260,298

BUSINESS DEVELOPMENT COMPANIES - 0.13%(a)
23,119	Ares Capital Corp.	249,223

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $226,900)		249,223

COMMON STOCKS - 0.00%(a)(b)
705	McDermott International, Inc.(c)(d)	–

TOTAL COMMON STOCKS
(Cost $0)		–

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 6.27%(a)
United States - 6.27%
38,563	Capital Southwest Corp.	5.95%	12/15/2022	848,772
235,511	Oxford Square Capital Corp.	6.50%	03/30/2024	4,420,069
57,205	Portman Ridge Finance Corp.	6.13%	09/30/2022	1,275,672
29,898	Stellus Capital Investment Corp.	5.75%	09/15/2022	592,728
131,112	THL Credit, Inc.	6.75%	12/30/2022	2,753,352
48,198	THL Credit, Inc.	6.13%	10/30/2023	969,749

Shares/Description		Rate	Maturity	Value
35,926	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	$781,391
				11,641,733

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $14,132,309)				11,641,733

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.17%(a)
Argentina - 0.20%
$150,000	Banco Macro SA(e)(f)	6.75%	11/04/2026	91,502
80,000	Capex SA(f)	6.88%	05/15/2024	53,500
250,000	Cia General de Combustibles SA(f)	9.50%	11/07/2021	177,174
100,000	YPF SA(f)	8.50%	07/28/2025	52,475
				374,651
Brazil - 0.29%
250,000	Banco do Brasil SA(e)(f)(g)	6.25%	Perpetual Maturity	197,563
300,000	CSN Islands XII Corp.(f)(g)	7.00%	Perpetual Maturity	180,092
250,000	Oi SA(h)	10.00% (4.00%)	07/27/2025	172,811
				550,466
British Virgin Islands - 0.09%
200,000	C10 Capital SPV, Ltd.(e)(f)(g)	3M US L + 4.71%	Perpetual Maturity	158,500

Canada - 0.15%
250,000	Canacol Energy, Ltd.(f)	7.25%	05/03/2025	217,188
250,000	Gran Tierra Energy, Inc.(i)	7.75%	05/23/2027	65,313
				282,501
Cayman Islands - 0.29%
250,000	Banco BTG Pactual SA(e)(f)	7.75%	02/15/2029	216,249
250,000	Banco Mercantil del Norte SA/Grand Cayman(e)(f)(g)	7.63%	Perpetual Maturity	191,956
250,000	Latam Finance, Ltd.(f)	7.00%	03/01/2026	115,256
				523,461
Chile - 0.32%
250,000	AES Gener SA(e)(f)	7.13%	03/26/2079	197,032
250,000	Geopark, Ltd.(f)	6.50%	09/21/2024	144,061
250,000	VTR Finance BV(f)	6.88%	01/15/2024	233,750
				574,843
China - 0.18%
200,000	Agile Group Holdings, Ltd.(e)(g)	6.88%	Perpetual Maturity	166,990
200,000	Yuzhou Properties Co., Ltd.	8.30%	05/27/2025	166,937
				333,927
Colombia - 0.20%
200,000	Credivalores-Crediservicios SAS(i)	8.88%	02/07/2025	150,900
250,000	Gilex Holding Sarl(f)	8.50%	05/02/2023	214,811
				365,711
Dominican Republic - 0.09%
250,000	Aeropuertos Dominicanos Siglo XXI SA(f)	6.75%	03/30/2029	177,500

Principal Amount/Description		Rate	Maturity	Value
Great Britain - 0.06%
$250,000	Vedanta Resources Finance II PLC(i)	9.25%	04/23/2026	$106,250

Hong Kong - 0.09%
200,000	RKP Overseas Finance, Ltd.(g)	7.95%	Perpetual Maturity	173,995

India - 0.11%
250,000	Network i2i, Ltd.(e)(g)(i)	5.65%	Perpetual Maturity	202,375

Indonesia - 0.11%
230,000	Star Energy Geothermal Wayang Windu, Ltd.(f)	6.75%	04/24/2033	209,117

Ireland - 0.12%
250,000	C&W Senior Financing DAC(f)	6.88%	09/15/2027	217,367

Luxembourg - 0.32%
200,000	JSL Europe SA(f)	7.75%	07/26/2024	145,509
250,000	Millicom International Cellular SA(f)	6.25%	03/25/2029	225,138
250,000	Minerva Luxembourg SA(f)	5.88%	01/19/2028	220,987
				591,634
Mexico - 0.99%
300,000	Alpha Holding SA de CV(i)	9.00%	02/10/2025	209,249
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(e)(g)	8.50%	Perpetual Maturity	207,000
200,000	Braskem Idesa SAPI(i)	7.45%	11/15/2029	141,848
242,250	Cometa Energia SA de CV(f)	6.38%	04/24/2035	226,201
250,000	Credito Real SAB de CV SOFOM ER(e)(f)(g)	9.13%	Perpetual Maturity	192,579
258,531	Fermaca Enterprises S RL(f)	6.38%	03/30/2038	257,159
250,000	Financiera Independencia SAB de CV SOFOM ENR(f)	8.00%	07/19/2024	152,814
250,000	Mexarrend SAPI de CV(i)	10.25%	07/24/2024	172,189
200,000	Operadora de Servicios Mega SA de CV Sofom ER(i)	8.25%	02/11/2025	137,750
250,000	Unifin Financiera SAB de CV(e)(f)(g)	8.88%	Perpetual Maturity	152,380
				1,849,169
Netherlands - 0.32%
250,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(f)	7.95%	05/11/2026	223,750
200,000	Metinvest BV(f)	7.75%	10/17/2029	135,000
250,000	Petrobras Global Finance BV	6.90%	03/19/2049	245,057
				603,807
Peru - 0.06%
150,000	Camposol SA(i)	6.00%	02/03/2027	119,438

Singapore - 0.09%
250,000	Medco Oak Tree Pte, Ltd.(f)	7.38%	05/14/2026	159,021

Principal Amount/Description		Rate	Maturity	Value
Switzerland - 0.09%
$200,000	Walnut Bidco PLC(f)	9.13%	08/01/2024	$159,000

TOTAL FOREIGN CORPORATE BONDS
(Cost $10,189,606)				7,732,733

U.S. CORPORATE BONDS - 0.76%(a)
Agriculture - 0.06%
125,000	Pyxus International, Inc.(i)	8.50%	04/15/2021	112,500

Computers - 0.15%
305,000	Flexential Intermediate Corp.(i)	11.25%	08/01/2024	279,838

Food - 0.04%
65,000	Sysco Corp.	6.60%	04/01/2050	70,869

Healthcare-Products - 0.07%
145,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(i)	7.25%	02/01/2028	125,773

Healthcare-Services - 0.14%
305,000	Radiology Partners, Inc.(i)	9.25%	02/01/2028	266,341

Mining - 0.15%
300,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	270,840

Telecommunications - 0.15%
435,000	Intelsat Jackson Holdings SA(i)	8.50%	10/15/2024	276,640

TOTAL U.S. CORPORATE BONDS
(Cost $1,593,875)				1,402,801

CONVERTIBLE CORPORATE BONDS - 1.18%(a)
$500,000	Ares Capital Corp.	3.75%	02/01/2022	451,754
500,000	BlackRock TCP Capital Corp.	4.63%	03/01/2022	448,750
1,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	820,104
500,000	TPG Specialty Lending, Inc.	4.50%	08/01/2022	465,035

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,195,114)				2,185,643

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.12%(a)
250,000	Dominican Republic International Bond	6.40%	06/05/2049	222,576

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $254,210)				222,576

BANK LOANS - 4.02%(a)(e)
Canada - 0.08%
165,000	Kronos Acquisition Intermediate, Inc., First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	05/15/2023	149,257

Principal Amount/Description		Rate	Maturity	Value
Ireland - 0.08%
$174,109	ION Trading Technologies S.A.R.L., First Lien - 2018 Initial Dollar Term Loan	3M US L + 4.00%, 1.00% Floor	11/21/2024	$145,091

Luxembourg - 0.08%
238,800	Travelport Finance Luxembourg Sarl, First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	156,653

United Kingdom - 0.05%
105,000	Connect Finco SARL, First Lien - Initial Term Loan	1M US L + 4.50%, 1.00% Floor	12/11/2026	84,656

United States - 3.73%
199,489	Acrisure LLC, First Lien - 2020 Term Loan	3M US L + 3.50%	02/15/2027	178,542
521,134	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	372,322
570,685	American Tire Distributors, Inc., First Lien - Initial Term Loan	1M US L + 7.50%, 1.00% Floor	09/02/2024	385,213
123,750	Athenahealth, Inc., First Lien - B Term Loan	3M US L + 4.50%	02/11/2026	116,325
230,000	Avaya, Inc., First Lien - Tranche B Term Loan	1M US L + 4.25%	12/15/2024	198,376
19,347	Aventiv Technologies LLC, First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	11/01/2024	15,381
123,438	BellRing Brands LLC, First Lien - B Term Loan	1M US L + 5.00%, 1.00% Floor	10/21/2024	116,340
349,114	BI-LO LLC, First Lien - Initial Term Loan	3M US L + 8.00%, 1.00% Floor	05/31/2024	286,971
322,487	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	1M US L + 4.25%, 1.00% Floor	06/07/2023	264,439
203,412	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	11/29/2024	148,152
212,925	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan	1M US L + 3.00%, 1.00% Floor	05/01/2024	142,340
49,292	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	41,652
213,372	Equinox Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.00%, 1.00% Floor	03/08/2024	158,496
285,000	Flex Acquisition Co., Inc., First Lien - Incremental B-2018 Term Loan	3M US L + 3.25%	06/29/2025	262,200
119,389	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	107,749
199,000	Granite US Holdings Corp., First Lien - B Term Loan	3M US L + 5.25%	09/30/2026	144,275
516,089	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	268,882
201,427	Hayward Industries, Inc., First Lien - Initial Term Loan	1M US L + 3.50%	08/05/2024	161,141
203,523	Hyland Software, Inc., First Lien - 2018 Refinancing Term Loan	1M US L + 3.25%, 0.75% Floor	07/01/2024	191,057
139,286	Klockner Pentaplast of America, Inc., First Lien - Dollar Term Loan	1M US L + 4.25%, 1.00% Floor	06/30/2022	98,623
129,025	Lower Cadence Holdings LLC, First Lien - Initial Term Loan	1M US L + 4.00%	05/22/2026	78,705
188,987	McDermott International, Inc., First Lien Term Loan	3M US L + 4.00%, 1.00% Floor	05/09/2025	58,166

Principal Amount/Description		Rate	Maturity	Value
$19,660	McDermott Technology , Inc., First Lien - Facility (Superpriority DIP) Term Loan	3M US L + 9.00%, 1.00% Floor	10/21/2020	$18,048
47,554	McDermott Technology Americas, Inc., First Lien - Roll-Up DIP Term Loan	3M US L + 9.00%	10/23/2020	43,654
372,180	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	315,732
209,608	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	181,136
73,869	Mitchell International, Inc., First Lien - Initial Term Loan	1M US L + 3.25%	11/29/2024	62,050
445,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	350,066
204,944	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	146,535
406,765	MPH Acquisition Holdings LLC, First Lien - Initial Term Loan	3M US L + 2.75%, 1.00% Floor	06/07/2023	366,087
44,873	Parexel International (West Street Merger), First Lien - Initial Term Loan	1M US L + 2.75%	09/27/2024	38,759
442,730	Peak 10 Holding Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	318,212
215,778	Radiology Partners, Inc., First Lien - B Term Loan	3M US L + 4.25%	07/09/2025	180,822
177,849	Refinitiv US Holdings, Inc., First Lien - Initial Dollar Term Loan	1M US L + 3.25%	10/01/2025	171,698
228,835	Solenis Holdings LLC, First Lien - Initial Dollar Term Loan	3M US L + 4.00%	06/26/2025	184,595
90,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	62,550
388,000	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	250,260
100,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	95,500
204,283	United Natural Foods, Inc., First Lien - Initial Term Loan	1M US L + 4.25%	10/22/2025	176,960
118,200	Verscend Holding Corp., First Lien - B Term Loan	1M US L + 4.50%	08/27/2025	112,290
70,000	Zelis Cost Management Buyer, Inc., First Lien - B Term Loan	1M US L + 4.75%	09/30/2026	65,100
				6,935,401

TOTAL BANK LOANS
(Cost $9,112,396)				7,471,058

COLLATERALIZED LOAN OBLIGATIONS - 2.66%(a)
	Apidos CLO XXI
500,000	Series 2018-21A(e)(i)	3M US L + 8.25%	07/18/2027	303,325
	Apidos CLO XXIV
500,000	Series 2018-24A(e)(i)	3M US L + 5.80%	10/20/2030	315,523
	Apidos CLO XXXII
500,000	Series 2020-32A(e)(i)	3M US L + 6.75%	01/20/2033	331,483
	Barings CLO, Ltd.
500,000	Series 2018-4A(e)(i)	3M US L + 5.82%	10/15/2030	315,177
	Canyon Capital CLO, Ltd.
500,000	Series 2018-1A(e)(i)	3M US L + 5.75%	07/15/2031	301,990

Principal Amount/Description		Rate	Maturity	Value
	Carlyle Global Market Strategies CLO, Ltd.
$500,000	Series 2017-3A(e)(i)	3M US L + 5.50%	10/15/2030	$304,868
500,000	Series 2018-2RA(e)(i)	3M US L + 5.35%	05/15/2031	294,310
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(e)(i)	3M US L + 5.80%	04/15/2030	314,927
	Dorchester Park CLO DAC
500,000	Series 2018-1A(e)(i)	3M US L + 5.00%	04/20/2028	356,526
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(e)(i)	3M US L + 5.40%	07/15/2030	306,571
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(e)(i)	3M US L + 5.50%	10/20/2030	305,245
	Neuberger Berman CLO XXIII, Ltd.
500,000	Series 2018-23A(e)(i)	3M US L + 5.75%	10/17/2027	319,065
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-2A(e)(i)	3M US L + 5.75%	07/15/2030	289,540
	Voya CLO, Ltd.
500,000	Series 2018-2A(e)(i)	3M US L + 5.25%	07/15/2031	303,791
500,000	Series 2018-4A(e)(i)	3M US L + 5.95%	07/14/2031	299,978
	Webster Park CLO, Ltd.
500,000	Series 2018-1A(e)(i)	3M US L + 5.50%	07/20/2030	287,017

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $7,968,389)				4,949,336

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 27.23%(a)
	AmeriHome GMSR Issuer Trust
2,500,000	Series 2019-GT1(i)	4.68%	11/25/2026	2,635,965
	AREIT Trust
538,000	Series 2019-CRE3(e)(i)	1M US L + 2.65%	07/14/2022	382,667
	Atrium Hotel Portfolio Trust
433,000	Series 2018-ATRM(e)(i)	1M US L + 3.40%	06/15/2021	327,158
	Atrium XIII
500,000	Series 2017-13A(e)(i)	3M US L + 6.05%	11/21/2030	321,549
	Atrium XIV LLC
500,000	Series 2018-14A(e)(i)	3M US L + 5.65%	08/23/2030	314,285
	BAMLL Commercial Mortgage Securities Trust
730,000	Series 2019-AHT(e)(i)	3.20%	03/15/2021	665,234
	Bancorp Commercial Mortgage Trust
631,000	Series 2019-CRE5(e)(i)	1M US L + 2.35%	02/15/2022	555,358
	BBCMS Trust
682,000	Series 2018-CBM(e)(i)	1M US L + 3.15%	07/15/2020	606,763
	BB-UBS Trust
500,000	Series 2012-TFT(e)(i)	3.56%	06/05/2020	491,238
	BF Mortgage Trust
315,000	Series 2019-NYT(e)(i)	1M US L + 3.00%	12/15/2020	243,602
	BFLD
326,000	Series 2019-DPLO(e)(i)	1M US L + 3.19%	10/15/2021	254,075
	Blackbird Capital Aircraft Lease Securitization, Ltd.
2,406,250	Series 2016-1A(i)(j)	5.68%	12/15/2024	1,567,956
	Braemar Hotels & Resorts Trust
402,000	Series 2018-PRME(e)(i)	1M US L + 2.90%	06/15/2035	305,262
	BX Commercial Mortgage Trust
321,000	Series 2019-IMC(e)(i)	1M US L + 1.90%	04/15/2021	287,784

Principal Amount/Description		Rate	Maturity	Value
	Carbon Capital VI Commercial Mortgage Trust
$316,000	Series 2019-FL2(e)(i)	1M US L + 2.85%	11/15/2021	$273,830
	Castlelake Aircraft Securitization Trust
358,633	Series 2018-1(i)	6.63%	06/15/2025	259,228
	Castlelake Aircraft Structured Trust
1,250,000	Series 2019-1A(i)(k)	0.00%	04/15/2039	655,292
	CIM Trust
3,720,000	Series 2016-3RR B2(e)(i)	10.50%	01/27/2057	3,664,200
	Citigroup Commercial Mortgage Trust
196,000	Series 2015-GC27(e)(i)	4.42%	01/10/2025	164,202
192,000	Series 2016-GC36(i)	2.85%	01/10/2026	136,455
319,000	Series 2018-TBR(e)(i)	1M US L + 3.65%	12/15/2036	202,510
375,000	Series 2020-555(i)	3.62%	12/10/2029	208,454
	COMM Mortgage Trust
878,000	Series 2018-HCLV(e)(i)	1M US L + 2.18%	09/15/2020	832,406
	Commercial Mortgage Trust
500,000	Series 2012-CR4(e)(i)	4.59%	11/15/2022	187,075
	Dryden 37 Senior Loan Fund
500,000	Series 2017-37A(e)(i)	3M US L + 5.15%	01/15/2031	291,287
	Dryden 38 Senior Loan Fund
500,000	Series 2018-38A(e)(i)	3M US L + 5.60%	07/15/2030	305,678
	Dryden 40 Senior Loan Fund
500,000	Series 2018-40A(e)(i)	3M US L + 5.75%	08/15/2031	287,558
	Fontainebleau Miami Beach Trust
660,000	Series 2019-FBLU(e)(i)	4.10%	12/10/2024	395,083
	FREMF Mortgage Trust
108,204	Series 2016-KF22(e)(i)	1M US L + 5.05%	07/25/2023	98,122
	Government National Mortgage Association
15,572,372	Series 2013-155(e)(l)	0.20%	09/16/2053	254,541
	GPMT, Ltd.
999,000	Series 2018-FL1(e)(i)	1M US L + 2.95%	04/19/2021	840,036
	Great Wolf Trust
1,100,000	Series 2019-WOLF(e)(i)(k)	1M US L + 3.13%	12/15/2024	746,821
	GS Mortgage Securities Trust
1,776,000	Series 2014-GC26(e)(i)	4.51%	11/10/2047	1,342,427
655,000	Series 2018-TWR(e)(i)	1M US L + 3.92%	07/15/2021	490,636
	Hawaii Hotel Trust
230,000	Series 2019-MAUI(e)(i)	1M US L + 2.75%	05/15/2021	164,554
	HPLY Trust
199,017	Series 2019-HIT(e)(i)	1M US L + 3.90%	11/15/2021	96,433
	InSite Issuer LLC
3,000,000	Series 2016-1A(i)	6.41%	11/15/2046	2,557,147
	J.P. Morgan Chase Commercial Mortgage Securities Trust
500,000	Series 2016-WIKI(e)(i)	4.01%	10/05/2021	417,388
	JP Morgan BB Commercial Mortgage Securities Trust
1,062,000	Series 2014-C23(e)(i)	3.36%	10/15/2024	760,871
632,000	Series 2015-C27(e)(i)	3.81%	02/15/2025	511,928
	JP Morgan Chase Commercial Mortgage Securities Trust
104,652	Series 2006-LDP9	5.34%	05/15/2047	103,338
411,000	Series 2011-C3(e)(i)	5.66%	03/15/2021	388,993
492,000	Series 2014-C20(e)(i)	4.60%	06/15/2024	395,061

Principal Amount/Description		Rate	Maturity	Value
$320,000	Series 2019-MFP(e)(i)	1M US L + 3.00%	07/15/2021	$198,309
109,000	Series 2019-UES(i)	4.34%	05/05/2024	96,376
525,000	Series 2019-UES(e)(i)	4.45%	05/05/2024	413,283
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(e)(i)(l)	1.10%	08/15/2023	309,027
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(e)(i)	3M US L + 5.60%	07/16/2031	294,381
	LCM XIV LP
500,000	Series 2018-14A(e)(i)	3M US L + 5.50%	07/20/2031	274,670
	LCM XVII LP
500,000	Series 2018-17A(e)(i)	3M US L + 6.00%	10/15/2031	293,425
	Legacy Mortgage Asset Trust
6,200,000	Series 2019-GS3(i)(j)	4.25%	04/25/2059	6,110,610
	Mello Warehouse Securitization Trust
3,000,000	Series 2019-1(e)(i)	1M US L + 5.50%	05/14/2021	2,900,976
	MFT Trust 2020-ABC
365,000	Series 2020-ABC(e)(i)	3.48%	02/06/2030	160,962
	Morgan Stanley Bank of America Merrill Lynch Trust
119,000	Series 2015-C20(i)	3.07%	01/15/2025	93,154
	Morgan Stanley Capital I Trust
363,000	Series 2007-IQ15(e)(i)	6.13%	06/11/2049	372,214
330,000	Series 2017-ASHF(e)(i)	1M US L + 4.35%	11/15/2034	177,701
350,000	Series 2018-SUN(e)(i)	1M US L + 3.05%	07/15/2020	263,159
	New Century Home Equity Loan Trust
2,185,696	Series 2006-1(e)	1M US L + 0.18%	05/25/2036	1,738,956
	Octagon Investment Partners 26, Ltd.
500,000	Series 2018-1A(e)(i)	3M US L + 8.09%	07/15/2030	243,215
	Octagon Investment Partners 29, Ltd.
500,000	Series 2020-1A(e)(i)	3M US L + 7.25%	01/24/2033	339,784
	Octagon Investment Partners 45, Ltd.
500,000	Series 2019-1A(e)(i)	3M US L + 7.69%	10/15/2032	339,333
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(e)(i)	3M US L + 5.75%	07/17/2030	304,855
	Octagon Investment Partners XXI, Ltd.
500,000	Series 2019-1A(e)(i)	3M US L + 7.00%	02/14/2031	345,357
	One Market Plaza Trust
319,000	Series 2017-1MKT(i)	4.14%	02/10/2024	264,164
	PR Mortgage Loan Trust
2,291,356	Series 2014-1(e)(i)	5.91%	09/25/2047	2,279,455
	PRPM LLC
4,000,000	Series 2020-1A(i)(j)	3.97%	02/25/2023	2,317,940
	RMAT LLC
693,700	Series 2015-PR2(i)(j)	9.85%	11/25/2035	682,690
	SoFi Professional Loan Program Trust
20,000	Series 2020-A(i)(k)	0.00%	05/15/2046	1,105,859
	SoFi Professional Loan Program, LLC
28,380	Series 2019-B(i)(k)	0.00%	08/17/2048	1,040,735

Principal Amount/Description		Rate	Maturity	Value
	Trimaran CAVU, Ltd.
$500,000	Series 2019-2A(e)(i)	3M US L + 4.72%	11/26/2032	$457,880
	UBS-Barclays Commercial Mortgage Trust
333,000	Series 2013-C5(e)(i)	4.10%	02/10/2023	287,663
	VMC Finance LLC
463,224	Series 2019-FL3(e)(i)	1M US L + 2.65%	09/15/2036	326,389
	WAVE LLC
468,750	Series 2019-1(i)	6.41%	09/15/2027	291,382
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(i)	3.12%	03/15/2059	245,367

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $61,622,408)				50,559,721

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 62.25%(a)
	Alternative Loan Trust
865,465	Series 2005-48T1	5.50%	11/25/2035	678,193
791,601	Series 2005-63(e)	3.71%	12/25/2035	721,628
2,774,893	Series 2005-64CB	5.50%	12/25/2035	2,292,780
1,256,200	Series 2006-26CB	6.50%	09/25/2036	891,409
2,759,659	Series 2007-14T2	6.00%	07/25/2037	1,387,064
2,314,328	Series 2007-16CB	6.25%	08/25/2037	1,744,686
2,651,591	Series 2007-2CB	5.75%	03/25/2037	2,030,905
	Banc of America Funding Trust
2,210,560	Series 2006-D(e)	3.33%	05/20/2036	1,700,234
	Banc of America Mortgage Trust
1,828,271	Series 2007-3	6.00%	09/25/2037	1,694,353
	Bear Stearns ALT-A Trust
1,809,995	Series 2005-10(e)	3.84%	01/25/2036	1,580,651
	Bear Stearns ARM Trust
1,316,236	Series 2006-2(e)	4.08%	07/25/2036	1,120,302
	Chase Mortgage Finance Trust Series
3,403,134	Series 2007-S4(e)	1M US L + 0.60%	06/25/2037	1,206,206
	ChaseFlex Trust Series 2007-1
2,802,204	Series 2007-1	6.50%	02/25/2037	1,466,487
	CHL GMSR Issuer Trust
3,930,000	Series 2018-GT1(e)(i)	1M US L + 2.75%	05/25/2023	3,654,062
	CHL Mortgage Pass-Through Trust
2,015,518	Series 2005-HYB1(e)	1M US L + 0.60%	03/25/2035	1,696,129
2,537,270	Series 2007-9	5.75%	07/25/2037	1,901,342
2,134,849	Series 2007-HYB1(e)	3.29%	03/25/2037	1,747,491
	Citigroup Mortgage Loan Trust
873,955	Series 2007-AR5(e)	3.99%	04/25/2037	736,217
	Citigroup Mortgage Loan Trust, Inc.
1,764,894	Series 2005-5(e)	3.51%	10/25/2035	1,158,826
	CSFB Mortgage-Backed Pass-Through Certificates
1,191,455	Series 2005-9	5.50%	10/25/2035	919,795
	CSMC Mortgage-Backed Trust
2,067,036	Series 2006-7	6.75%	08/25/2036	1,569,990
2,117,030	Series 2007-1	6.00%	02/25/2037	1,642,157
	Fannie Mae REMICS
4,224,751	Series 2011-101(e)(l)	5.90% - 1M US L	10/25/2041	677,122
3,920,320	Series 2011-124(e)(l)	6.50% - 1M US L	12/25/2041	803,499

Principal Amount/Description		Rate	Maturity	Value
$4,461,582	Series 2012-20(e)(l)	6.45% - 1M US L	03/25/2042	$726,262
6,000,000	Series 2013-109(m)	0.00%	07/25/2043	4,929,748
4,316,742	Series 2013-36	3.00%	04/25/2043	4,491,757
2,970,040	Series 2014-38	3.00%	09/25/2043	3,036,380
1,130,548	Series 2016-26(e)	7.62% - 1M US L	11/25/2042	1,319,818
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3,775,098	Series 2013-K713(i)(l)	0.10%	05/20/2020	38
2,500,000	Series 2013-K713(i)(m)	0.00%	05/25/2020	2,462,942
	Federal Home Loan Mortgage Corp. REMICS
2,355,696	Series 2013-4170(e)	4.05% - 1M US L	01/15/2033	2,472,986
	First Horizon Alternative Mortgage Securities Trust
661,095	Series 2005-AA8(e)	3.33%	10/25/2035	568,048
	FMC GMSR Issuer Trust
3,000,000	Series 2019-GT1(e)(i)	5.66%	05/25/2024	3,045,066
	Freddie Mac REMICS
4,340,532	Series 2010-3770	4.00%	12/15/2040	5,008,445
5,863,050	Series 2011-3966(e)(l)	5.90% - 1M US L	12/15/2041	888,779
4,703,493	Series 2016-4605	3.00%	08/15/2046	4,748,929
4,935,539	Series 2017-4657	3.00%	02/15/2047	5,101,563
	Government National Mortgage Association
4,654,774	Series 2017-17	3.50%	02/20/2047	5,069,455
	IndyMac INDX Mortgage Loan Trust
1,328,143	Series 2004-AR4(e)	4.13%	08/25/2034	1,226,329
2,660,694	Series 2007-FLX6(e)	1M US L + 0.25%	09/25/2037	2,016,689
	Legacy Mortgage Asset Trust
5,900,000	Series 2019-GS7(i)(j)	4.50%	11/25/2059	6,334,680
	Luminent Mortgage Trust
1,918,900	Series 2006-3(e)	1M US L + 0.20%	05/25/2036	1,684,983
1,730,019	Series 2006-3(e)	1M US L + 0.21%	05/25/2036	1,470,643
	Nomura Asset Acceptance Corp. Alternative Loan Trust
2,119,131	Series 2005-AP3(j)	5.19%	08/25/2035	1,254,329
8,938,105	Series 2006-AR1(e)	1M US L + 0.54%	02/25/2036	2,441,168
	RALI Series Trust
1,984,704	Series 2007-QA5(e)	5.94%	09/25/2037	1,545,865
	Residential Asset Securitization Trust
2,581,204	Series 2005-A15	5.75%	02/25/2036	1,569,617
2,433,677	Series 2007-A5	6.00%	05/25/2037	1,753,651
	RFMSI Trust
1,436,930	Series 2005-SA2(e)	4.50%	06/25/2035	1,091,084
2,871,508	Series 2006-S8	6.00%	09/25/2036	2,479,434
	Spruce Hill Mortgage Loan Trust 2020-SH1
1,936,000	Series 2020-SH1(e)(i)	4.68%	01/28/2050	1,648,824
	Structured Adjustable Rate Mortgage Loan Trust
1,011,133	Series 2005-22(e)	4.04%	12/25/2035	882,402
2,281,899	Series 2007-8(e)	4.10%	09/25/2037	1,951,597
	Structured Asset Mortgage Investments II Trust
639,750	Series 2005-AR7(e)	3.02%	03/25/2046	618,577

Principal Amount/Description		Rate	Maturity	Value
	WaMu Mortgage Pass-Through Certificates Trust
$1,641,059	Series 2006-AR10(e)	3.84%	08/25/2046	$1,343,637
1,496,175	Series 2006-AR6(e)	3.84%	08/25/2036	1,202,833
1,740,497	Series 2007-HY3(e)	3.60%	03/25/2037	1,492,948
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,616,091	Series 2005-8	5.50%	10/25/2035	1,494,458
1,297,567	Series 2006-2	6.00%	03/25/2036	1,236,644

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $124,612,446)				115,632,136

Shares/Description		Value
SHORT-TERM INVESTMENTS - 9.25%(a)
Money Market Fund - 9.25%
17,178,880	State Street Institutional Trust (7 Day Yield 0.61%)	17,178,880

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,178,880)		17,178,880

TOTAL INVESTMENTS - 135.40%
(Cost $293,296,160)		$251,486,138
LIABILITIES IN EXCESS OF OTHER ASSETS - (35.40)%		(65,755,240)
NET ASSETS - 100.00%		$185,730,898

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2020 was 0.99%

3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

(a)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement. At March 31, 2020, the value of securities pledged amounted to $251,486,138, which represents approximately 135.40% of net assets.
(b)	Less than 0.005%.
(c)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(d)	Non-income producing security.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (The "Board"). As of March 31, 2020, the aggregate fair value of those securities was $5,294,631, representing 2.85% of net assets.
(g)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $72,924,238, which represents approximately 39.26% of net assets as of March 31, 2020.
(j)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2020.
(k)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(l)	Interest only securities.
(m)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Quarterly Schedule of Investments

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Quarterly Schedule of Investments	March 31, 2020 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2020.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Quarterly Schedule of Investments	March 31, 2020 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

3. Securities valuation and fair value measurements

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Quarterly Schedule of Investments	March 31, 2020 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign government bonds and notes, supranationals and foreign agencies, asset backed obligations, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Quarterly Schedule of Investments	March 31, 2020 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at March 31, 2020 in valuing the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$32,260,298	$–	$–	$32,260,298
Business Development Companies	249,223	–	–	249,223
Common Stocks	–	–	–	–
Business Development Company Notes	11,641,733	–	–	11,641,733
Foreign Corporate Bonds	–	7,732,733	–	7,732,733
U.S. Corporate Bonds	–	1,402,801	–	1,402,801
Convertible Corporate Bonds	–	2,185,643	–	2,185,643
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	222,576	–	222,576
Bank Loans	–	7,471,058	–	7,471,058
Collateralized Loan Obligations	–	4,949,336	–	4,949,336
Non-Agency Collateralized Mortgage Obligations	–	47,011,014	3,548,707	50,559,721
U.S. Government / Agency Mortgage Backed Securities	–	115,632,136	–	115,632,136
Short-Term Investments	17,178,880	–	–	17,178,880
Total	$61,330,134	$186,607,297	$3,548,707	$251,486,138

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2019	Accrued Discount/ premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Deperciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2020	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at March 31, 2020
Non-Agency Collateralized Mortgage Obligations	$-	$(37,173)	$-	$(387,398)	$2,277,251	$-	$1,696,027	$-	$3,548,707	$(904,808)
	$-	$(37,173)	$-	$(387,398)	$2,277,251	$-	$1,696,027	$-	$3,548,707	$(904,808)

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Quarterly Schedule of Investments	March 31, 2020 (Unaudited)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Non-Agency Collateralized Mortgage Obligations	$3,548,707	Vendor Price	Broker Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease